Sep. 08, 2016
Avenue Credit Strategies Fund
Avenue Credit Strategies Fund
AVENUE CREDIT STRATEGIES FUND Investor Class Shares (ACSAX) and Institutional Class Shares (ACSBX) Supplement dated September 8, 2016 to the Prospectus dated February 29, 2016
Principal Investment Strategies of the Fund

The Board of Trustees of Avenue Mutual Funds Trust (the "Trust") has approved a change to the principal investment strategies of Avenue Credit Strategies Fund (the "Fund"), the sole series of the Trust. Effective immediately, the Fund will remove the policy pursuant to which its portfolio may not have more than 20% overlap with the portfolio investments held by the private funds advised by the Fund's investment adviser and its affiliates (the "20% overlap limit").

Accordingly, effective immediately, the paragraphs discussing the 20% overlap limit under "Principal Investment Strategies of the Fund—Portfolio Construction Guidelines" on pages 3 and 4 of the Prospectus and the sentence referencing the 20% overlap limit under "Principal Risks of Investing in the Fund—Conflicts of Interest Risk" on page 25 of the Prospectus are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR RECORDS